Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2015 are as follows.

	2016	2015
	$	$
Balance, beginning of the year	2,373	2,373
Acquisition of Kit CRM Inc.	6,929	—
Acquisition of Boltmade, Inc.	5,450	—
Other Acquisitions	752	—
Balance, end of the year	15,504	2,373